UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2011
                                                ------------------


Check here if Amendment [X]: Amendment Number:         1
                                                -----------------

         This Amendment (Check only one):   |_| is a restatement
                                            |X| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:              West Face Capital Inc.
Address:           2 Bloor Street East, Suite 810
                   Toronto, Ontario M4W 1A8

Form 13F File Number:  028-13428
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Alexander Singh
Title:       Counsel
Phone:       (647) 724-8917

Signature, Place and Date of Signing:

      /s/ Alexander Singh              Toronto, ON          February 16, 2012
----------------------------         ---------------        -----------------
        [Signature]                    [City, State]             [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                           1
                                               ----------------------------
Form 13F Information Table Entry Total:                      1
                                               ----------------------------
Form 13F Information Table Value Total:                    $59
                                               ----------------------------
                                                      (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     13F File Number     Name

01      028-05431           Sunrise Partners Limited Partnership



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

                                                     WEST FACE CAPITAL INC.
                                                   FORM 13F INFORMATION TABLE
                                                Quarter Ended September 30, 2011
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                                                     VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-------------------------------------------------------------------------------------------------------------------
SOLUTIA INC              *W EXP 02/27/201 834376147       59   23,304 SH       OTHER      01            23,304